Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GREATER INDIA PORTFOLIO
Entity Central Index Key	0000918701
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000014297
Shareholder Report [Line Items]
Fund Name	Greater India Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Greater India Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Greater India Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Greater India Portfolio	$51	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02% [1]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 275,043,814
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$275,043,814
# of Portfolio Holdings	69
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.6%
Utilities	2.9%
Industrials	4.2%
Communication Services	4.3%
Energy	5.9%
Consumer Staples	6.4%
Materials	7.3%
Health Care	7.9%
Information Technology	9.4%
Consumer Discretionary	18.0%
Financials	31.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	7.7%
Reliance Industries Ltd.	5.9%
Infosys Ltd.	4.9%
HDFC Bank Ltd.	4.2%
Mahindra & Mahindra Ltd.	3.9%
Axis Bank Ltd.	3.2%
Bharti Airtel Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Eternal Ltd.	2.7%
Sun Pharmaceutical Industries Ltd.	2.5%
Total	41.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized